UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd             Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.66%, 2/25/36 (a)	USD	1,776	$1,336,126
BlueMountain CLO Ltd., Series 2012-1A, Class E, 5.82%, 7/20/23 (a)(b)		1,000	949,956
Citigroup Mortgage Loan Trust, Series 2006-HE3, Class A2C, 0.36%, 12/25/36 (a)		1,179	743,144
Countrywide Asset-Backed Certificates, Series 2005-8, Class M5, 0.85%, 12/25/35 (a)		1,500	1,097,923
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A1, 0.33%, 11/25/36 (a)		553	319,307
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.82%, 10/25/25 (a)(b)		2,000	1,620,688
VOLT XXIX LLC, Series 2014-NP10, Class A1, 3.38%, 10/25/54 (b)(c)		2,293	2,282,455
Total Asset-Backed Securities — 8.0%			8,349,599

Common Stocks		Shares	Value
Aerospace & Defense — 0.2%
HEICO Corp.		1,157	59,562
Precision Castparts Corp.		585	135,451

			195,013
Airlines — 0.1%
United Continental Holdings, Inc. (d)		2,130	118,705
Auto Components — 0.0%
Magna International, Inc.		94	4,271
Capital Markets — 0.6%
AR Capital Acquisition Corp. (d)		5,636	54,669
Boulevard Acquisition Corp. II (d)		6,100	60,634
Capitol Acquisition Corp. III (d)		6,800	67,660
Double Eagle Acquisition Corp. (d)		6,989	69,890
Global Defense & National Security Systems, Inc. (d)		10,000	60,000
Gores Holdings, Inc. (d)		6,000	60,840
GP Investments Acquisition Corp. (d)		7,100	67,876
Hennessy Capital Acquisition Corp. II (d)		9,232	91,674
Pace Holdings Corp. (d)		6,989	70,729
Quinpario Acquisition Corp. 2 (d)		7,098	68,496

			672,468
Chemicals — 0.1%
LyondellBasell Industries NV, Class A		1,108	106,169
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.		2,595	117,943

Common Stocks	Shares	Value
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	344	$18,600
Halliburton Co.	2,741	109,229

		127,829
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	827	62,306
Terumo Corp.	40	1,275
Zimmer Biomet Holdings, Inc.	143	14,444

		78,025
Health Care Providers & Services — 0.2%
Cigna Corp.	194	26,186
Express Scripts Holding Co. (d)	486	41,543
Kindred Healthcare, Inc.	503	6,715
McKesson Corp.	500	94,675

		169,119
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	1,948	98,432
Household Products — 0.1%
Central Garden & Pet Co. (d)	5,645	83,377
Insurance — 0.1%
Chubb Corp.	667	87,063
PartnerRe Ltd.	200	27,826

		114,889
Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (d)	70	46,536
Liberty TripAdvisor Holdings, Inc., Class A (d)	1,793	53,682
Priceline Group, Inc. (d)	39	48,705

		148,923
Internet Software & Services — 0.3%
Alphabet, Inc. Class C (d)	267	198,274
Yahoo!, Inc. (d)	3,800	128,478

		326,752
IT Services — 0.0%
Cognizant Technology Solutions Corp., Class A (d)	719	46,433
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	366	50,654
Media — 0.1%
CBS Corp., Class B	352	17,769
Liberty Media Corp., Class C (d)	1,647	64,398

		82,167

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
CAD	Canadian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CHF	Swiss Franc	GO	General Obligation	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
DJIA	Dow Jones Industrial Average	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
ETF	Exchange-Traded Fund	MLP	Master Limited Partnership
ETN	Exchange-Traded Note	NOK	Norwegian Krone

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	1

Consolidated Schedule of Investments (continued)

Common Stocks		Shares	Value
Metals & Mining — 0.2%
BHP Billiton Ltd. — ADR		2,000	$53,360
Freeport-McMoRan, Inc.		3,251	26,593
Rio Tinto PLC — ADR		2,124	70,262
United States Steel Corp.		600	4,842

			155,057
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.		936	56,066
Apache Corp.		183	9,000
ConocoPhillips		879	47,510
EOG Resources, Inc.		407	33,956
Kinder Morgan, Inc.		2,516	59,302
Noble Energy, Inc.		1,915	70,223
Pioneer Natural Resources Co.		881	127,525
Valero Energy Corp.		772	55,476

			459,058
Pharmaceuticals — 0.1%
Sanofi — ADR		900	39,798
Teva Pharmaceutical Industries Ltd. — ADR		362	22,781

			62,579
Real Estate Investment Trusts (REITs) — 0.0%
Strategic Hotels & Resorts, Inc. (d)		2,000	28,320
Road & Rail — 0.1%
Union Pacific Corp.		692	58,093
Semiconductors & Semiconductor Equipment — 0.1%
Altera Corp.		735	38,808
Broadcom Corp., Class A		1,178	64,354
Fairchild Semiconductor International, Inc. (d)		1,800	35,172

			138,334
Software — 0.1%
Solera Holdings, Inc.		600	32,244
VMware, Inc., Class A (d)		437	26,836

			59,080
Specialty Retail — 0.1%
AutoZone, Inc. (d)		67	52,513
Technology Hardware, Storage & Peripherals — 0.1%
EMC Corp.		1,037	26,278
Hewlett Packard Enterprise Co.		2,336	34,713
Hewlett-Packard Co. (d)		1,626	20,390
Western Digital Corp.		1,003	62,597

			143,978
Wireless Telecommunication Services — 0.1%
NII Holdings, Inc. (d)		20,453	141,330
Total Common Stocks — 3.7%			3,839,511

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.7%
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (b)	USD	650	698,750
Automobiles — 0.4%
Tesla Motors, Inc., 1.50%, 6/01/18 (e)(f)		200	378,000
Building Products — 0.6%
Apex Tool Group LLC, 7.00%, 2/01/21 (b)		750	618,750

Corporate Bonds		Par (000)	Value
Chemicals — 0.7%
Blue Cube Spinco, Inc., 9.75%, 10/15/23 (b)	USD	274	$298,660
Hexion, Inc.:
6.63%, 4/15/20		389	282,025
10.00%, 4/15/20		200	160,500

			741,185
Commercial Services & Supplies — 0.4%
Harland Clarke Holdings Corp., 9.75%, 8/01/18 (b)		400	393,000
Communications Equipment — 0.0%
Nortel Networks Ltd., 5.34%, 7/15/11 (d)(g)		54	47,520
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	400	432,655
Diversified Consumer Services — 0.3%
Monitronics International, Inc., 9.13%, 4/01/20	USD	400	300,000
Diversified Telecommunication Services — 1.9%
Avaya, Inc., 9.00%, 4/01/19 (b)		750	596,250
Frontier Communications Corp.:
8.88%, 9/15/20 (b)		129	129,323
10.50%, 9/15/22 (b)		194	192,303
11.00%, 9/15/25 (b)		434	425,320
Oi Brasil Holdings Cooperatief UA, 5.75%, 2/10/22		522	283,185
Telemar Norte Leste SA, 5.50%, 10/23/20		510	318,750

			1,945,131
Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/01/22 (b)(d)(g)		337	359,546
Energy Equipment & Services — 0.5%
Seadrill Ltd., 6.13%, 9/15/17 (b)		700	511,000
Health Care Providers & Services — 0.8%
HealthSouth Corp., 2.00%, 12/01/43 (e)(f)		250	272,500
Truven Health Analytics, Inc., 10.63%, 6/01/20		573	593,055

			865,555
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20		400	388,000
Internet & Catalog Retail — 0.8%
Ctrip.com International Ltd., 1.25%, 10/15/18 (e)(f)		250	364,844
Netflix, Inc., 5.75%, 3/01/24		448	462,560

			827,404
Internet Software & Services — 0.6%
j2 Global, Inc., 3.25%, 6/15/29 (e)(f)		200	259,625
Monster Worldwide, Inc., 3.50%, 10/15/19 (e)(f)		150	207,234
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23 (b)		180	173,250

			640,109

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Corporate Bonds		Par (000)	Value
Media — 0.7%
iHeartCommunications, Inc.:
9.00%, 3/01/21	USD	85	$58,416
9.00%, 9/15/22		45	30,713
10.63%, 3/15/23		548	383,600
Neptune Finco Corp., 10.13%, 1/15/23 (b)		208	217,360

			690,089
Metals & Mining — 0.3%
AK Steel Corp., 8.75%, 12/01/18		144	122,400
FMG Resources August 2006 Pty Ltd., 9.75%, 3/01/22 (b)		250	241,250

			363,650
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21		400	114,000
Oil, Gas & Consumable Fuels — 1.0%
Berry Petroleum Co. LLC:
6.75%, 11/01/20		65	26,975
6.38%, 9/15/22		661	264,400
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		750	724,687

			1,016,062
Pharmaceuticals — 0.1%
Concordia Healthcare Corp., 9.50%, 10/21/22 (b)		125	121,563
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		23	19,895

			141,458
Real Estate Investment Trusts (REITs) — 0.2%
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (b)		198	187,110
Semiconductors & Semiconductor Equipment — 0.3%
NVIDIA Corp., 1.00%, 12/01/18 (e)(f)		200	320,875
Specialty Retail — 0.3%
Chinos Intermediate Holdings A, Inc., 7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (b)(h)		113	28,815
Restoration Hardware Holdings, Inc., 0.00%, 7/15/20 (b)(e)(f)(i)		250	237,500

			266,315
Wireless Telecommunication Services — 0.3%
America Movil BV, 5.50%, 9/17/18 (e)	EUR	200	223,882
Sprint Communications, Inc., 7.00%, 8/15/20	USD	116	96,280
Sprint Corp., 7.25%, 9/15/21		58	46,980

			367,142
Total Corporate Bonds — 12.1%			12,613,306

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies — 0.0%
Cory Environmental (Denmark HoldCo) (LIBOR + 3.25% PIK), Term Loan, 3.83%, 12/31/19 (h)	GBP	1	646

Floating Rate Loan Interests (a)		Par (000)	Value
Diversified Telecommunication Services — 4.4%
LightSquared LP:
Delayed Draw Term Loan, 9.00%, 12/31/15	USD	1,945	$1,945,429
Term Loan, 8.75%, 6/15/20		2,000	1,945,000
LightSquared, Inc., Term Loan B Delayed Draw, 9.00%, 12/31/15		735	735,397

			4,625,826
Electric Utilities — 0.2%
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.68%, 10/10/17		550	186,450
Specialty Retail — 0.3%
Sports Authority, Inc., Term B Loan, 7.50%, 11/16/17		476	330,820
Total Floating Rate Loan Interests — 4.9%			5,143,742

Investment Companies		Shares	Value
Advent Claymore Convertible Securities & Income Fund		953	13,218
AllianzGI Convertible & Income Fund		10,754	62,481
AllianzGI Convertible & Income Fund II		5,395	27,676
ASA Gold & Precious Metals Ltd.		245	1,754
BlackRock Global Long/Short Credit Fund (d)(j)		339,566	3,524,696
BlackRock Global Long/Short Equity Fund (d)(j)	1,284,164		15,191,659
Boussard & Gavaudan Holding Ltd. (d)		59,500	1,007,404
Calamos Dynamic Convertible & Income Fund		1,268	23,166
Cohen & Steers REIT and Preferred Income Fund, Inc.		4,657	83,500
Credit Suisse Asset Management Income Fund, Inc.		23,058	65,946
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN		2,970	47,966
Franklin Limited Duration Income Trust		6,011	65,580
Invesco Dynamic Credit Opportunities Fund		7,496	80,507
iPath S&P 500 VIX Short-Term Futures ETN (d)(k)		15,375	288,743
iShares MSCI Brazil Capped ETF (j)		393	8,850
iShares MSCI USA Momentum Factor ETF (j)		854	62,846
iShares U.S. Preferred Stock ETF (j)		3,095	121,850
Madison Covered Call & Equity Strategy Fund		10,163	79,170
Market Vectors Gold Miners ETF		2,094	28,813
New America High Income Fund, Inc.		6,832	52,675
Royce Micro-Cap Trust, Inc.		3,279	26,396
Swiss Helvetia Fund, Inc.		6,240	66,893
Vanguard Total Bond Market ETF		2,889	234,876
VelocityShares Daily Inverse VIX Short-Term ETN (d)(k)		3,904	116,534
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund		3,171	32,915
Western Asset/Claymore Inflation-Linked Securities & Income Fund		3,167	33,760
Total Investment Companies — 20.5%			21,349,874

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	3

Consolidated Schedule of Investments (continued)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 6.1%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 0.70%, 1/25/36 (a)	USD	1,845	$1,453,575
Series 2006-4, Class 23A4, 2.86%, 8/25/36 (a)		2,284	1,375,979
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A36, 0.50%, 5/25/37 (a)		1,627	1,116,582
Countrywide Alternative Loan Trust, Series 2007-OA6, Class A1B, 0.40%, 6/25/37 (a)		966	824,366
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.36%, 2/25/37 (a)		1,961	1,618,947
Total Non-Agency Mortgage-Backed Securities — 6.1%			6,389,449

Preferred Securities
Capital Trusts		Par (000)	Value
Media — 0.2%
Quebecor, Inc., 4.13%, 10/15/18 (e)	CAD	200	204,815
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 3.25%, 8/01/39 (e)(f)	USD	150	251,250
Total Capital Trusts — 0.4%			456,065
Preferred Stocks		Shares	Value
Commercial Services & Supplies — 0.1%
Stericycle, Inc., 0.13%		1,000	91,620
Diversified Telecommunication Services — 0.1%
Intelsat SA, 0.00%		5,000	68,700
Food Products — 0.2%
Tyson Foods, Inc., 0.06%		4,327	247,721
Insurance — 0.2%
Maiden Holdings Ltd., 0.09%		4,840	258,214
Metals & Mining — 0.0%
ArcelorMittal, 0.00%		555	4,379
Multi-Utilities — 0.1%
Black Hills Corp., 0.00%		3,000	157,350
Oil, Gas & Consumable Fuels — 0.3%
Kinder Morgan, Inc., 0.12%		3,000	131,700
Southwestern Energy Co., 0.08% (f)		7,899	189,971
WPX Energy, Inc., 0.08%		144	6,245
Pharmaceuticals — 0.2%
Allergan PLC, 0.00%		250	261,830
Real Estate Investment Trusts (REITs) — 0.3%
Crown Castle International Corp., 0.00% (f)		2,078	221,577
Invesco Mortgage Capital, Inc., 0.05%		1,750	40,530
Real Estate Management & Development — 0.3%
Forestar Group, Inc., 0.04%		15,000	271,500
Semiconductors & Semiconductor Equipment — 0.1%
SunEdison, Inc., 1.69%		250	60,010

Preferred Stocks		Shares	Value
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc., 0.07%		1,000	$61,760
Total Preferred Stocks — 2.0%			2,073,107
Total Preferred Securities — 2.4%			2,529,172

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 2.2%
Fannie Mae:
Series 2001-61, Class SH, 7.70%, 11/18/31 (a)	USD	166	36,077
Series 2006-115, Class EI, 6.42%, 12/25/36 (a)		705	142,606
Series 2006-126, Class CS, 6.48%, 1/25/37 (a)		711	133,842
Series 2007-77, Class SK, 5.65%, 8/25/37 (a)		749	107,929
Series 2007-88, Class VI, 6.32%, 9/25/37 (a)		625	125,175
Series 2008-87, Class AS, 7.43%, 7/25/33 (a)		280	60,038
Series 2011-129, Class S, 5.28%, 3/25/37 (a)		1,180	78,005
Series 2015-42, Class AI, 1.92%, 6/25/55 (a)		1,779	122,907
Series 2015-64, Class SK, 1.71%, 9/25/55		1,895	122,422
Series 345, Class 15, 6.00%, 3/25/34 (a)		783	180,913
Freddie Mac:
Series 2416, Class SV, 7.55%, 5/15/31 (a)		559	106,701
Series 4413, Class WI, 1.86%, 10/15/41 (a)		1,302	88,837
Ginnie Mae:
Series 2004-46, Class S, 6.89%, 6/20/34 (a)		503	107,100
Series 2005-69, Class SY, 6.54%, 11/20/33 (a)		271	50,136
Series 2012-16, Class NI, 6.00%, 5/20/39		530	114,856
Series 2013-44, Class IB, 5.00%, 5/16/42		535	126,876
Series 2014-183, Class IM, 5.00%, 6/20/35		722	180,875
Series 2014-2, Class TI, 5.50%, 1/20/44		641	126,678
Series 2015-80, Class IH, 1.00%, 5/20/44 (a)		3,758	143,338
Series 2015-95, Class KI, 6.00%, 2/20/43		474	119,550

			2,274,861
Total U.S. Government Sponsored Agency Securities — 2.2%			2,274,861

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Warrants (d)	Shares	Value
Aerospace & Defense — 0.0%
Tempus Applied Solutions Holdings, Inc. (Issued/exercisable 2/04/13, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)	14,552	$4,657
Banks — 0.5%
Associated Banc-Corp. (Issued/exercisable 12/01/11, 1 Share for 1 Warrant, Expires 11/21/18, Strike Price $19.77)	11,510	37,983
Comerica, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $29.40)	1,026	18,181
SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	30,055	167,707
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $16.93)	31,394	71,264
Valley National Bancorp (Issued/exercisable 11/14/08, 1 Share for 1.1025 Warrant, Expires 11/14/18, Strike Price $16.11)	28,275	4,524
Zions Bancorporation (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $36.27)	7,171	18,501
Zions Bancorporation (Issued/exercisable 5/20/10, 1 Share for 1.0119 Warrant, Expires 5/22/20, Strike Price $36.20)	41,100	177,141

		495,301
Biotechnology — 0.0%
BioTime, Inc. (Issued/exercisable 10/02/14, 1 Share for 1 Warrant, Expires 10/01/18, Strike Price $5.00)	51,084	42,400
CEL-SCI Corp. (Issued/exercisable 12/09/13, 1 Share for 1 Warrant, Expires 10/11/18, Strike Price $1.25)	15,250	2,670
ContraFect Corp. (Issued/exercisable 9/12/14, 1 Share for 1 Warrant, Expires 1/31/17, Strike Price $4.80)	353	477
OpGen, Inc. (Issued/exercisable 5/05/15, 1 Share for 1 Warrant, Expires 5/05/20, Strike Price $6.60)	168	46

		45,593
Capital Markets — 0.0%
Arowana, Inc. (Issued/exercisable 5/14/15, 1 Share for 1 Warrant, Expires 5/01/20, Strike Price $12.50)	20,633	2,063
Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14, exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price $11.50)	10,101	9,192
Construction Materials — 0.2%
U.S. Concrete, Inc. (Issued 8/31/13, exercisable 9/27/13, 1 Share for 1 Warrant, Expires 8/31/17, Strike Price $26.68)	6,012	201,823
Electronic Equipment, Instruments & Components — 0.1%
Applied DNA Sciences, Inc. (Issued/exercisable 11/14/14, 1 Share for 1 Warrant, Expires 11/14/19, Strike Price $3.50)	36,864	54,190

Warrants (d)	Shares	Value
Health Care Equipment & Supplies — 0.0%
Capnia, Inc. (Issued 11/07/14, exercisable 11/13/14, 1 Share for 1 Warrant, Expires 11/13/19, Strike Price $6.50)	2,440	$1,038
Hotels, Restaurants & Leisure — 0.2%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price $11.50)	31,343	101,551
Lindblad Expeditions Holdings, Inc. (Issued/exercisable 6/27/13, 1 Share for 1 Warrant, Expires 7/08/20, Strike Price $11.50)	21,952	60,368

		161,919
Machinery — 0.0%
Blue Bird Corp. (Issued/exercisable 3/10/14, 1 Share for 1 Warrant, Expires 2/24/20, Strike Price $5.75)	32,334	22,310
Metals & Mining — 0.1%
Franco-Nevada Corp. (Issued/exercisable 6/16/09, 1 Share for 1 Warrant, Expires 6/16/17, Strike Price $75.00)	7,450	52,439
Oil, Gas & Consumable Fuels — 0.0%
FieldPoint Petroleum Corp. (Issued/exercisable 3/28/12, 1 Share for 1 Warrant, Expires 3/23/18, Strike Price $4.00)	56,448	5,645
Kinder Morgan, Inc. (Issued/exercisable 2/15/12, 1 Share for 1 Warrant, Expires 5/25/17, Strike Price $40.00)	16,215	4,866

		10,511
Pharmaceuticals — 0.0%
EyeGate Pharmaceuticals, Inc. (Issued/exercisable 7/31/15, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $10.62)	46,688	37,350
Kitov Pharmaceuticals Holdings Ltd. (Issued/exercisable 11/20/15, 1 Share for 1 Warrant, Expires 11/20/20, Strike Price $4.13)	6,727	3,579
Oculus Innovative Sciences, Inc. (Issued/exercisable 1/16/15, 1 Share for 1 Warrant, Expires 1/21/20, Strike Price $1.30)	24,610	7,875

		48,804
Semiconductors & Semiconductor Equipment — 0.0%
Solar3D, Inc. (Issued/exercisable 3/03/15, 1 Share for 1 Warrant, Expires 3/09/20, Strike Price $4.15)	22,190	17,974
Software — 0.0%
RMG Networks Holding Corp. (Issued/exercisable 5/18/11, 1 Share for 1 Warrant, Expires 4/08/18, Strike Price $11.50)	6,100	55
Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $14.93)	2,166	5,090

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	5

Consolidated Schedule of Investments (continued)

Warrants (d)	Shares	Value
Technology Hardware, Storage & Peripherals (concluded)
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $16.12)	5,100	$10,710

		15,800
Thrifts & Mortgage Finance — 0.1%
Washington Federal, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $17.57)	13,013	100,721
Total Warrants — 1.2%		1,244,390
Total Long-Term Investments (Cost — $66,449,520) — 61.1%		63,733,904

Short-Term Securities
Money Market Funds — 26.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (j)(l)	27,430,945	27,430,945
Total Short-Term Securities (Cost — $27,430,945) — 26.3%		27,430,945

Options Purchased		Value
(Cost — $653,951) — 0.6%		579,493
Total Investments Before Options Written and Investments Sold Short (Cost — $94,534,416*) — 88.0%		91,744,342

Options Written
(Premiums Received — $195,673) — (0.2)%		(153,561)

Investments Sold Short
Common Stocks	Shares	Value
Aerospace & Defense — (0.1)%
Boeing Co.	157	(22,836)
HEICO Corp., Class A	1,216	(52,774)
United Technologies Corp.	136	(13,063)

		(88,673)
Air Freight & Logistics — (0.0)%
FedEx Corp.	189	(29,964)
United Parcel Service, Inc., Class B	214	(22,044)

		(52,008)
Automobiles — (0.3)%
Tesla Motors, Inc.	1,518	(349,535)
Toyota Motor Corp. — ADR	106	(13,189)

		(362,724)
Banks — (1.6)%
Associated Banc-Corp.	5,500	(112,805)
Comerica, Inc.	887	(41,112)
SunTrust Banks, Inc.	15,667	(680,261)
TCF Financial Corp.	15,697	(240,478)

Common Stocks	Shares	Value
Banks (continued)
Zions Bancorporation	21,485	$(643,691)

		(1,718,347)
Biotechnology — (0.1)%
BioTime, Inc.	15,849	(55,788)
ContraFect Corp.	186	(772)
OpGen, Inc.	386	(691)

		(57,251)
Chemicals — (0.1)%
AgroFresh Solutions, Inc.	3,017	(19,460)
Air Products & Chemicals, Inc.	175	(23,956)
E.I. du Pont de Nemours & Co.	223	(15,017)
Monsanto Co.	268	(25,503)
Praxair, Inc.	136	(15,341)
Sherwin-Williams Co.	33	(9,110)

		(108,387)
Commercial Services & Supplies — (0.1)%
Stericycle, Inc.	450	(54,324)
Communications Equipment — (0.0)%
Motorola Solutions, Inc.	202	(14,500)
Construction Materials — (0.3)%
U.S. Concrete, Inc.	5,392	(316,672)
Diversified Telecommunication Services — (0.2)%
Intelsat SA (d)	13,790	(64,124)
Koninklijke KPN NV	40,000	(152,067)

		(216,191)
Electronic Equipment, Instruments & Components — (0.1)%
Applied DNA Sciences, Inc.	17,543	(52,629)
Corning, Inc.	4,463	(83,592)
Daktronics, Inc.	1,155	(10,014)

		(146,235)
Energy Equipment & Services — (0.2)%
National Oilwell Varco, Inc.	3,182	(118,816)
Schlumberger Ltd.	1,640	(126,526)

		(245,342)
Food & Staples Retailing — (0.1)%
Walgreens Boots Alliance, Inc.	328	(27,562)
Wal-Mart Stores, Inc.	1,496	(88,025)

		(115,587)
Food Products — (0.2)%
Tyson Foods, Inc., Class A	3,813	(190,650)
Health Care Equipment & Supplies — (0.1)%
Abbott Laboratories	319	(14,329)
Baxter International, Inc.	522	(19,653)
Stryker Corp.	289	(27,877)

		(61,859)
Health Care Providers & Services — (0.3)%
Aetna, Inc.	582	(59,800)
AmerisourceBergen Corp.	202	(19,925)
Anthem, Inc.	289	(37,680)
Cardinal Health, Inc.	254	(22,060)
DaVita HealthCare Partners, Inc.	362	(26,440)
HCA Holdings, Inc.	207	(14,088)

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
HealthSouth Corp.	4,570	$(160,818)

		(340,811)
Hotels, Restaurants & Leisure — (0.4)%
Carnival PLC — ADR	1,948	(101,627)
Del Taco Restaurants, Inc.	16,021	(176,872)
Lindblad Expeditions Holdings, Inc.	9,186	(101,322)

		(379,821)
Household Products — (0.1)%
Central Garden & Pet Co., Class A	5,554	(87,698)
Industrial Conglomerates — (0.1)%
3M Co.	259	(40,554)
Danaher Corp.	158	(15,230)
General Electric Co.	1,062	(31,796)

		(87,580)
Insurance — (0.2)%
ACE Ltd.	402	(46,170)
Aon PLC	195	(18,474)
Maiden Holdings Ltd.	11,807	(181,946)

		(246,590)
Internet & Catalog Retail — (0.4)%
Ctrip.com International Ltd. — ADR	2,560	(273,946)
Netflix, Inc.	276	(34,039)
TripAdvisor, Inc.	743	(61,201)

		(369,186)
Internet Software & Services — (0.6)%
Alibaba Group Holding Ltd. — ADR	1,407	(118,301)
Alphabet, Inc., Class A	100	(76,285)
j2 Global, Inc.	2,168	(174,459)
LinkedIn Corp., Class A	194	(47,163)
Monster Worldwide, Inc.	24,644	(158,707)

		(574,915)
IT Services — (0.2)%
Accenture PLC, Class A	313	(33,560)
Infosys Ltd. — ADR	5,881	(98,095)
International Business Machines Corp.	410	(57,162)

		(188,817)
Machinery — (0.2)%
Blue Bird Corp.	3,964	(43,128)
Caterpillar, Inc.	691	(50,201)
Cummins, Inc.	262	(26,297)
Parker-Hannifin Corp.	581	(60,807)

		(180,433)
Media — (0.2)%
Liberty Media Corp., Class A	1,647	(66,720)
Quebecor, Inc., Class B	7,100	(175,819)
Walt Disney Co.	137	(15,545)

		(258,084)
Metals & Mining — (0.2)%
ArcelorMittal — NY Shares	915	(4,447)
BHP Billiton PLC — ADR	2,000	(48,500)
Franco-Nevada Corp.	3,111	(149,534)

		(202,481)

Common Stocks	Shares	Value
Multi-Utilities — (0.1)%
Black Hills Corp.	2,333	$(100,132)
Oil, Gas & Consumable Fuels — (0.5)%
Chevron Corp.	888	(81,092)
Devon Energy Corp.	640	(29,446)
Hess Corp.	968	(57,112)
Kinder Morgan, Inc.	4,350	(102,530)
Marathon Petroleum Corp.	809	(47,254)
Occidental Petroleum Corp.	801	(60,548)
Southwestern Energy Co.	14,954	(134,736)
WPX Energy, Inc.	590	(5,062)

		(517,780)
Pharmaceuticals — (0.2)%
Allergan PLC (d)	578	(181,429)
Eyegate Pharmaceuticals, Inc.	10,100	(30,502)
Johnson & Johnson	89	(9,010)

		(220,941)
Real Estate Investment Trusts (REITs) — (0.2)%
Crown Castle International Corp.	1,427	(122,594)
Equinix, Inc.	109	(32,318)
HCP, Inc.	104	(3,695)
Ventas, Inc.	250	(13,335)

		(171,942)
Real Estate Management & Development — (0.2)%
Forestar Group, Inc.	18,527	(251,782)
Road & Rail — (0.0)%
Norfolk Southern Corp.	226	(21,484)
Semiconductors & Semiconductor Equipment — (0.6)%
Avago Technologies Ltd.	234	(30,525)
Intel Corp.	5,605	(194,886)
NVIDIA Corp.	8,562	(271,587)
Skyworks Solutions, Inc.	319	(26,483)
SunEdison, Inc.	17,800	(56,782)

		(580,263)
Software — (0.2)%
Activision Blizzard, Inc.	445	(16,759)
Adobe Systems, Inc.	761	(69,601)
Electronic Arts, Inc.	880	(59,655)
Microsoft Corp.	374	(20,327)
Workday, Inc., Class A	180	(15,068)

		(181,410)
Specialty Retail — (0.1)%
Restoration Hardware Holdings, Inc.	969	(87,084)
Technology Hardware, Storage & Peripherals — (0.1)%
Apple Inc.	919	(108,718)
Eastman Kodak Co.	2,750	(35,860)

		(144,578)
Thrifts & Mortgage Finance — (0.2)%
Washington Federal, Inc.	9,273	(239,614)
Trading Companies & Distributors — (0.0)%
WW Grainger, Inc.	176	(35,295)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	7

Consolidated Schedule of Investments (continued)

Common Stocks		Shares	Value
Wireless Telecommunication Services — (0.1)%
T-Mobile U.S., Inc.		1,500	$(53,250)
Total Common Stocks — (8.9)%			(9,270,721)

Corporate Bonds		Par (000)	Value
Metals & Mining — (0.1)%
United States Steel Corp., 2.75%	USD	100	(97,000)

Investment Companies		Shares	Value
Consumer Staples Select Sector SPDR Fund		8,161	(403,317)
Direxion Daily Emerging Markets Bear 3X Shares		700	(29,862)
Direxion Daily Financial Bear 3X Shares		700	(27,594)
Direxion Daily Financial Bull 3X Shares		1,400	(44,142)
Direxion Daily Gold Miners Index Bull 3X Shares		1,200	(30,540)
Direxion Daily Small Cap Bear 3X Shares		1,175	(46,189)
Energy Transfer Equity LP		457	(8,655)
Guggenheim S&P 500 Pure Value ETF		165	(8,544)
iShares 3-7 Year Treasury Bond ETF (j)		746	(91,944)

Investment Companies	Shares	Value
iShares Global Healthcare ETF (j)	397	$(41,101)
iShares iBoxx $ High Yield Corporate Bond ETF (j)	1,809	(150,237)
iShares MSCI Switzerland Capped ETF (j)	2,074	(64,066)
iShares Russell Mid-Cap Value ETF (j)	2,700	(192,834)
iShares TIPS Bond ETF (j)	627	(69,472)
PIMCO Total Return Active ETF	3,243	(342,947)
SPDR Barclays Convertible Securities ETF	1,008	(46,539)
SPDR S&P 500 ETF Trust	98	(20,452)
Vanguard FTSE Emerging Markets ETF	3,100	(105,524)
Vanguard REIT ETF	1,037	(82,327)

Total Investment Companies — (1.7)%		(1,806,286)
Total Investments Sold Short (Proceeds — $11,350,093) — (10.7)%		(11,174,007)
Total Investments Net of Options Written and Investments Sold Short — 77.1%		80,416,774
Other Assets Less Liabilities — 22.9%		23,883,696

Net Assets — 100.0%		$104,300,470

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$94,874,183

Gross unrealized appreciation	$1,009,556
Gross unrealized depreciation	(4,139,397)

Net unrealized depreciation	$(3,129,841)

(a)	Variable rate security. Rate shown is as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(d)	Non-income producing security.

(e)	Convertible security.

(f)	All or a portion of security has been pledged as collateral in connection with short sales.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Zero-coupon bond.

(j)	During the period ended November 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Shares Purchased	Shares Sold	Shares Held at November 30, 2015	Value at November 30, 2015	Income	Realized Gain (Loss)
BlackRock Global Long/Short Credit Fund	339,566	—	—	339,566	$3,524,696	—	—
BlackRock Global Long/Short Equity Fund	1,284,164	—	—	1,284,164	15,191,659	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	19,792,005	7,638,9401	—	27,430,945	27,430,945		—
iShares MSCI Brazil Capped ETF	7,622	3,051	(10,280)	393	8,850	—	$10,513
iShares Russel Mid-Cap Value ETF	—	1,500	(1,500)	—	—	—	1,424
iShares iBoxx $ High Yield Corporate Bond ETF	—	1,491	(1,491)	—	—	$587	(1,717)
iShares MSCI USA Momentum Factor ETF	700	154	—	854	62,846	151	—
iShares U.S. Preferred Stock ETF	—	8,414	(5,319)	3,095	121,850	—	2,024
iShares 3-7 Year Treasury Bond	—	7,843	(7,843)	—	—	473	(3,854)
Total					$46,340,846	$1,211	$8,390

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Affiliate	Shares Held at August 31, 2015	Shares Purchased	Shares Sold	Shares Held at November 30, 2015	Value at November 30, 2015	Income	Realized Gain (Loss)
iShares 3-7 Year Treasury Bond ETF	—	2,760	(3,506)	(746)	$(91,944)	$100	$621
iShares iBoxx $ High Yield Corporate Bond ETF	—	509	(2,318)	(1,809)	(150,237)	1,651	855
iShares MSCI Brazil Capped ETF	—	848	(848)	—	—	—	733
iShares China Large-Cap ETF	—	850	(850)	—	—	—	1,063
iShares Global Healthcare ETF	—	—	(397)	(397)	(41,101)	—	—
iShares MSCI Switzerland Capped ETF	(1,700)	—	(374)	(2,074)	(64,066)	—
iShares Russell Mid-Cap Value ETF	(4,650)	11,050	(9,100)	(2,700)	(192,834)	—	20,666
iShares TIPS Bond ETF	(356)	—	(271)	(627)	(69,472)	148
iShares U.S. Preferred Stock ETF	—	2,661	(2,661)	—	—	304	503
Total					$(609,654)	$2,203	$24,441

[1]	Represents net shares purchased.

(k)	All or a portion of security is held by a wholly owned subsidiary.

(l)	Represents the current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(6)	30 Day Fed Fund Futures	December 2015	USD	2,494,700	$698
4	Amsterdam Exchanges Index Futures	December 2015	USD	397,008	5,283
(10)	ASX SPI 200 Index Futures	December 2015	USD	937,631	(19,996)
(71)	Australian Government Bonds (10 Year)	December 2015	USD	6,513,027	14,013
(79)	Australian Government Bonds (3 Year)	December 2015	USD	6,357,858	21,160
9	CAC 40 10 Euro Future Index	December 2015	USD	471,262	5,943
1	DAX Index Futures	December 2015	USD	300,548	7,792
(14)	E-Mini S&P 500 Futures	December 2015	USD	1,455,860	(10,072)
11	Euro STOXX 50 Index	December 2015	USD	407,351	8,590
(11)	Euro-Bobl	December 2015	USD	1,511,210	(486)
(2)	Euro-Bund	December 2015	USD	334,524	(2,388)
62	Euro-Bund	December 2015	USD	10,370,235	12,668
(90)	Euro-Schatz	December 2015	USD	10,617,657	(32,373)
(5)	FTSE 100 Index	December 2015	USD	478,373	(4,481)
6	FTSE/MIB Index Futures	December 2015	USD	719,445	12,536
(1)	Hang Seng Index Futures	December 2015	USD	141,285	3,972
9	Japanese Government Bonds (10 Year)	December 2015	USD	10,859,220	16,003
6	NASDAQ 100 E-Mini Futures	December 2015	USD	560,250	1,765
3	Nikkei 225 Index	December 2015	USD	481,316	(1,868)
30	OMX Nordic Exchange	December 2015	USD	529,535	10,319
(7)	Russell 2000 Mini Index Futures	December 2015	USD	837,130	(26,150)
(3)	S&P/Toronto Stock Exchange 60 Index	December 2015	USD	355,521	90
(14)	SGX MSCI Singapore Index Futures	December 2015	USD	316,416	4,771
16	TOPIX Index	December 2015	USD	2,056,214	21,080
(2)	3-month Euro Swiss Franc Interest Rate Futures	March 2016	USD	491,325	(97)
(1)	3-month EuroYen	March 2016	USD	202,447	315
10	ASX 90 Day Bank Accepted Bills	March 2016	USD	7,193,530	(3,406)
4	Canadian Bankers Acceptance	March 2016	USD	742,708	(973)
(38)	Canadian Government Bonds (10 Year)	March 2016	USD	3,950,099	(17,050)
(36)	Long Gilt British	March 2016	USD	6,383,240	(13,013)
(5)	U.S. Treasury Bonds (30 Year)	March 2016	USD	770,000	(437)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	9

Consolidated Schedule of Investments (continued)

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
118	U.S. Treasury Notes (10 Year)	March 2016	USD	14,919,625	3,594
(52)	U.S. Treasury Notes (2 Year)	March 2016	USD	11,312,438	3,062
21	U.S. Treasury Notes (5 Year)	March 2016	USD	2,492,273	289
(21)	3-month EURIBOR	September 2016	USD	5,561,290	(1,347)
2	Euro Dollar Futures	September 2016	USD	495,225	(175)
34	Three Month Sterling	September 2016	USD	6,352,244	11,051
Total					$30,682

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	657	USD	474	JPMorgan Chase Bank N.A.	12/16/15	$—
AUD	6,658	USD	4,793	JPMorgan Chase Bank N.A.	12/16/15	18
AUD	8,980	USD	6,321	JPMorgan Chase Bank N.A.	12/16/15	168
AUD	12,164	USD	8,538	JPMorgan Chase Bank N.A.	12/16/15	251
AUD	17,261	USD	12,426	JPMorgan Chase Bank N.A.	12/16/15	46
AUD	22,432	USD	15,745	JPMorgan Chase Bank N.A.	12/16/15	463
AUD	28,371	USD	19,969	JPMorgan Chase Bank N.A.	12/16/15	530
AUD	29,674	USD	21,134	JPMorgan Chase Bank N.A.	12/16/15	307
AUD	29,842	USD	21,251	JPMorgan Chase Bank N.A.	12/16/15	311
AUD	63,741	USD	45,081	JPMorgan Chase Bank N.A.	12/16/15	974
AUD	142,662	USD	102,136	JPMorgan Chase Bank N.A.	12/16/15	943
AUD	239,320	USD	173,671	JPMorgan Chase Bank N.A.	12/16/15	(753)
AUD	370,459	USD	266,690	JPMorgan Chase Bank N.A.	12/16/15	981
AUD	420,241	USD	299,731	JPMorgan Chase Bank N.A.	12/16/15	3,909
AUD	422,800	USD	299,761	JPMorgan Chase Bank N.A.	12/16/15	5,728
AUD	734,331	USD	514,473	JPMorgan Chase Bank N.A.	12/16/15	16,110
AUD	751,171	USD	542,436	JPMorgan Chase Bank N.A.	12/16/15	314
AUD	759,331	USD	552,033	JPMorgan Chase Bank N.A.	12/16/15	(3,386)
AUD	796,821	USD	567,493	JPMorgan Chase Bank N.A.	12/16/15	8,242
AUD	801,370	USD	570,660	JPMorgan Chase Bank N.A.	12/16/15	8,361
AUD	911,134	USD	641,627	JPMorgan Chase Bank N.A.	12/16/15	16,703
CAD	651	USD	500	JPMorgan Chase Bank N.A.	12/16/15	(13)
CAD	1,831	USD	1,407	JPMorgan Chase Bank N.A.	12/16/15	(36)
CAD	3,105	USD	2,353	JPMorgan Chase Bank N.A.	12/16/15	(28)
CAD	6,705	USD	5,042	JPMorgan Chase Bank N.A.	12/16/15	(21)
CAD	8,499	USD	6,478	JPMorgan Chase Bank N.A.	12/16/15	(114)
CAD	11,629	USD	8,763	JPMorgan Chase Bank N.A.	12/16/15	(55)
CAD	88,376	USD	67,364	JPMorgan Chase Bank N.A.	12/16/15	(1,188)
CAD	97,444	USD	73,109	JPMorgan Chase Bank N.A.	12/16/15	(142)
CAD	102,186	USD	77,000	JPMorgan Chase Bank N.A.	12/16/15	(482)
CAD	194,830	USD	149,576	JPMorgan Chase Bank N.A.	12/16/15	(3,686)
CAD	290,490	USD	217,878	JPMorgan Chase Bank N.A.	12/16/15	(357)
CAD	324,577	USD	244,003	JPMorgan Chase Bank N.A.	12/16/15	(958)

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	421,369	USD	319,352	JPMorgan Chase Bank N.A.	12/16/15	$(3,828)
CAD	463,314	USD	347,951	JPMorgan Chase Bank N.A.	12/16/15	(1,019)
CAD	699,422	USD	527,177	JPMorgan Chase Bank N.A.	12/16/15	(3,445)
CAD	778,695	USD	602,671	JPMorgan Chase Bank N.A.	12/16/15	(19,579)
CAD	780,124	USD	588,000	JPMorgan Chase Bank N.A.	12/16/15	(3,838)
CAD	800,332	USD	601,781	JPMorgan Chase Bank N.A.	12/16/15	(2,487)
CAD	817,328	USD	627,148	JPMorgan Chase Bank N.A.	12/16/15	(15,128)
CAD	883,020	USD	675,832	JPMorgan Chase Bank N.A.	12/16/15	(14,621)
CAD	1,280,260	USD	966,697	JPMorgan Chase Bank N.A.	12/16/15	(8,029)
EUR	3,148	USD	3,574	JPMorgan Chase Bank N.A.	12/16/15	(246)
EUR	12,128	USD	13,652	JPMorgan Chase Bank N.A.	12/16/15	(831)
EUR	15,347	USD	17,206	JPMorgan Chase Bank N.A.	12/16/15	(982)
EUR	21,272	USD	24,123	JPMorgan Chase Bank N.A.	12/16/15	(1,635)
EUR	21,421	USD	24,046	JPMorgan Chase Bank N.A.	12/16/15	(1,401)
EUR	32,929	USD	37,509	JPMorgan Chase Bank N.A.	12/16/15	(2,698)
EUR	37,711	USD	42,149	JPMorgan Chase Bank N.A.	12/16/15	(2,283)
EUR	65,941	USD	72,378	JPMorgan Chase Bank N.A.	12/16/15	(2,668)
EUR	67,651	USD	76,228	JPMorgan Chase Bank N.A.	12/16/15	(4,710)
EUR	80,875	USD	90,394	JPMorgan Chase Bank N.A.	12/16/15	(4,895)
EUR	101,565	USD	112,728	JPMorgan Chase Bank N.A.	12/16/15	(5,357)
EUR	118,362	USD	127,160	JPMorgan Chase Bank N.A.	12/16/15	(2,032)
EUR	123,641	USD	138,793	JPMorgan Chase Bank N.A.	12/16/15	(8,084)
EUR	180,153	USD	202,798	JPMorgan Chase Bank N.A.	12/16/15	(12,346)
EUR	201,796	USD	217,645	JPMorgan Chase Bank N.A.	12/16/15	(4,314)
EUR	212,259	USD	241,538	JPMorgan Chase Bank N.A.	12/16/15	(17,145)
EUR	220,451	USD	250,612	JPMorgan Chase Bank N.A.	12/16/15	(17,559)
EUR	230,711	USD	246,102	JPMorgan Chase Bank N.A.	12/16/15	(2,202)
EUR	238,359	USD	255,476	JPMorgan Chase Bank N.A.	12/16/15	(3,491)
EUR	270,912	USD	299,719	JPMorgan Chase Bank N.A.	12/16/15	(13,320)
EUR	290,619	USD	321,734	JPMorgan Chase Bank N.A.	12/16/15	(14,501)
EUR	345,910	USD	394,038	JPMorgan Chase Bank N.A.	12/16/15	(28,353)
EUR	418,347	USD	469,104	JPMorgan Chase Bank N.A.	12/16/15	(26,842)
EUR	459,116	USD	517,326	JPMorgan Chase Bank N.A.	12/16/15	(31,964)
EUR	481,137	USD	542,527	JPMorgan Chase Bank N.A.	12/16/15	(33,885)
EUR	525,093	USD	588,733	JPMorgan Chase Bank N.A.	12/16/15	(33,622)
EUR	571,789	USD	605,080	JPMorgan Chase Bank N.A.	12/16/15	(605)
EUR	605,131	USD	666,247	JPMorgan Chase Bank N.A.	12/16/15	(26,524)
EUR	612,424	USD	676,310	JPMorgan Chase Bank N.A.	12/16/15	(28,876)
EUR	646,437	USD	739,527	JPMorgan Chase Bank N.A.	12/16/15	(56,128)
EUR	647,084	USD	710,254	JPMorgan Chase Bank N.A.	12/16/15	(26,179)
EUR	806,926	USD	904,665	JPMorgan Chase Bank N.A.	12/16/15	(51,610)
EUR	897,189	USD	987,902	JPMorgan Chase Bank N.A.	12/16/15	(39,425)
GBP	4,808	USD	7,383	JPMorgan Chase Bank N.A.	12/16/15	(141)
GBP	9,955	USD	15,233	JPMorgan Chase Bank N.A.	12/16/15	(238)
GBP	10,417	USD	16,119	JPMorgan Chase Bank N.A.	12/16/15	(429)
GBP	10,485	USD	16,082	JPMorgan Chase Bank N.A.	12/16/15	(289)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	11

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	16,950	USD	25,532	JPMorgan Chase Bank N.A.	12/16/15	$(1)
GBP	19,227	USD	29,523	JPMorgan Chase Bank N.A.	12/16/15	(563)
GBP	22,126	USD	33,485	JPMorgan Chase Bank N.A.	12/16/15	(158)
GBP	22,508	USD	34,118	JPMorgan Chase Bank N.A.	12/16/15	(216)
GBP	42,255	USD	64,206	JPMorgan Chase Bank N.A.	12/16/15	(559)
GBP	46,962	USD	71,859	JPMorgan Chase Bank N.A.	12/16/15	(1,123)
GBP	47,605	USD	73,665	JPMorgan Chase Bank N.A.	12/16/15	(1,960)
GBP	50,770	USD	77,521	JPMorgan Chase Bank N.A.	12/16/15	(1,049)
GBP	51,165	USD	78,333	JPMorgan Chase Bank N.A.	12/16/15	(1,267)
GBP	51,724	USD	80,110	JPMorgan Chase Bank N.A.	12/16/15	(2,201)
GBP	55,065	USD	85,518	JPMorgan Chase Bank N.A.	12/16/15	(2,576)
GBP	61,703	USD	94,458	JPMorgan Chase Bank N.A.	12/16/15	(1,519)
GBP	64,417	USD	99,331	JPMorgan Chase Bank N.A.	12/16/15	(2,303)
GBP	64,962	USD	100,871	JPMorgan Chase Bank N.A.	12/16/15	(3,023)
GBP	71,638	USD	108,762	JPMorgan Chase Bank N.A.	12/16/15	(857)
GBP	90,812	USD	137,463	JPMorgan Chase Bank N.A.	12/16/15	(678)
GBP	95,362	USD	147,067	JPMorgan Chase Bank N.A.	12/16/15	(3,428)
GBP	99,047	USD	151,183	JPMorgan Chase Bank N.A.	12/16/15	(1,995)
GBP	130,198	USD	197,314	JPMorgan Chase Bank N.A.	12/16/15	(1,204)
GBP	174,121	USD	268,581	JPMorgan Chase Bank N.A.	12/16/15	(6,313)
GBP	194,357	USD	295,717	JPMorgan Chase Bank N.A.	12/16/15	(2,968)
GBP	269,774	USD	418,967	JPMorgan Chase Bank N.A.	12/16/15	(12,622)
GBP	290,318	USD	443,119	JPMorgan Chase Bank N.A.	12/16/15	(5,829)
GBP	318,274	USD	494,207	JPMorgan Chase Bank N.A.	12/16/15	(14,809)
GBP	330,965	USD	510,115	JPMorgan Chase Bank N.A.	12/16/15	(11,601)
GBP	337,056	USD	516,032	JPMorgan Chase Bank N.A.	12/16/15	(8,343)
GBP	382,588	USD	589,647	JPMorgan Chase Bank N.A.	12/16/15	(13,376)
GBP	382,987	USD	585,590	JPMorgan Chase Bank N.A.	12/16/15	(8,719)
GBP	386,612	USD	583,795	JPMorgan Chase Bank N.A.	12/16/15	(1,463)
GBP	392,286	USD	592,679	JPMorgan Chase Bank N.A.	12/16/15	(1,801)
GBP	400,700	USD	606,408	JPMorgan Chase Bank N.A.	12/16/15	(2,856)
GBP	406,485	USD	622,270	JPMorgan Chase Bank N.A.	12/16/15	(10,005)
GBP	407,951	USD	623,760	JPMorgan Chase Bank N.A.	12/16/15	(9,287)
GBP	445,689	USD	675,591	JPMorgan Chase Bank N.A.	12/16/15	(4,275)
GBP	457,628	USD	691,104	JPMorgan Chase Bank N.A.	12/16/15	(1,805)
JPY	420,282	USD	3,512	JPMorgan Chase Bank N.A.	12/16/15	(96)
JPY	708,752	USD	5,870	JPMorgan Chase Bank N.A.	12/16/15	(109)
JPY	709,145	USD	5,765	JPMorgan Chase Bank N.A.	12/16/15	—
JPY	714,646	USD	5,809	JPMorgan Chase Bank N.A.	12/16/15	—
JPY	1,004,977	USD	8,373	JPMorgan Chase Bank N.A.	12/16/15	(204)
JPY	1,838,992	USD	15,280	JPMorgan Chase Bank N.A.	12/16/15	(331)
JPY	1,987,835	USD	16,532	JPMorgan Chase Bank N.A.	12/16/15	(372)
JPY	3,778,445	USD	31,315	JPMorgan Chase Bank N.A.	12/16/15	(600)
JPY	4,216,302	USD	35,108	JPMorgan Chase Bank N.A.	12/16/15	(833)
JPY	5,766,766	USD	48,285	JPMorgan Chase Bank N.A.	12/16/15	(1,407)
JPY	6,054,747	USD	49,177	JPMorgan Chase Bank N.A.	12/16/15	42

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	8,624,500	USD	71,517	JPMorgan Chase Bank N.A.	12/16/15	$(1,408)
JPY	9,230,144	USD	77,334	JPMorgan Chase Bank N.A.	12/16/15	(2,301)
JPY	9,469,619	USD	79,297	JPMorgan Chase Bank N.A.	12/16/15	(2,318)
JPY	10,472,667	USD	86,558	JPMorgan Chase Bank N.A.	12/16/15	(1,424)
JPY	12,976,978	USD	106,470	JPMorgan Chase Bank N.A.	12/16/15	(979)
JPY	16,031,246	USD	134,317	JPMorgan Chase Bank N.A.	12/16/15	(3,997)
JPY	17,174,828	USD	143,420	JPMorgan Chase Bank N.A.	12/16/15	(3,804)
JPY	19,955,359	USD	164,826	JPMorgan Chase Bank N.A.	12/16/15	(2,607)
JPY	20,091,943	USD	166,831	JPMorgan Chase Bank N.A.	12/16/15	(3,502)
JPY	32,298,363	USD	269,909	JPMorgan Chase Bank N.A.	12/16/15	(7,352)
JPY	32,509,450	USD	271,273	JPMorgan Chase Bank N.A.	12/16/15	(7,001)
JPY	33,252,578	USD	270,080	JPMorgan Chase Bank N.A.	12/16/15	233
JPY	33,770,108	USD	275,326	JPMorgan Chase Bank N.A.	12/16/15	(806)
JPY	39,417,940	USD	329,405	JPMorgan Chase Bank N.A.	12/16/15	(8,972)
JPY	39,724,861	USD	330,720	JPMorgan Chase Bank N.A.	12/16/15	(7,793)
JPY	40,385,532	USD	336,338	JPMorgan Chase Bank N.A.	12/16/15	(8,041)
JPY	46,843,707	USD	389,568	JPMorgan Chase Bank N.A.	12/16/15	(8,771)
JPY	57,606,824	USD	479,667	JPMorgan Chase Bank N.A.	12/16/15	(11,376)
JPY	60,486,847	USD	491,933	JPMorgan Chase Bank N.A.	12/16/15	(229)
JPY	62,285,668	USD	508,257	JPMorgan Chase Bank N.A.	12/16/15	(1,930)
JPY	65,373,736	USD	544,617	JPMorgan Chase Bank N.A.	12/16/15	(13,187)
JPY	72,452,921	USD	591,004	JPMorgan Chase Bank N.A.	12/16/15	(2,027)
JPY	79,170,831	USD	659,651	JPMorgan Chase Bank N.A.	12/16/15	(16,064)
JPY	88,291,418	USD	736,015	JPMorgan Chase Bank N.A.	12/16/15	(18,286)
JPY	194,927,271	USD	1,612,008	JPMorgan Chase Bank N.A.	12/16/15	(27,425)
NOK	653	USD	75	JPMorgan Chase Bank N.A.	12/16/15	—
NOK	1,380	USD	159	JPMorgan Chase Bank N.A.	12/16/15	—
NOK	13,399	USD	1,559	JPMorgan Chase Bank N.A.	12/16/15	(18)
NOK	28,702	USD	3,340	JPMorgan Chase Bank N.A.	12/16/15	(38)
NOK	32,387	USD	3,793	JPMorgan Chase Bank N.A.	12/16/15	(67)
NOK	236,973	USD	27,751	JPMorgan Chase Bank N.A.	12/16/15	(490)
NOK	383,019	USD	46,813	JPMorgan Chase Bank N.A.	12/16/15	(2,750)
NOK	474,893	USD	55,700	JPMorgan Chase Bank N.A.	12/16/15	(1,068)
NOK	626,903	USD	76,200	JPMorgan Chase Bank N.A.	12/16/15	(4,081)
NOK	1,375,509	USD	164,053	JPMorgan Chase Bank N.A.	12/16/15	(5,813)
NOK	2,153,168	USD	254,756	JPMorgan Chase Bank N.A.	12/16/15	(7,053)
NOK	4,891,902	USD	577,802	JPMorgan Chase Bank N.A.	12/16/15	(15,033)
NOK	5,607,927	USD	677,842	JPMorgan Chase Bank N.A.	12/16/15	(32,700)
NOK	7,713,836	USD	909,748	JPMorgan Chase Bank N.A.	12/16/15	(22,341)
NZD	503	USD	340	JPMorgan Chase Bank N.A.	12/16/15	(9)
NZD	10,152	USD	6,864	JPMorgan Chase Bank N.A.	12/16/15	(189)
NZD	44,949	USD	30,142	JPMorgan Chase Bank N.A.	12/16/15	(590)
NZD	48,781	USD	30,743	JPMorgan Chase Bank N.A.	12/16/15	1,328
NZD	83,540	USD	52,591	JPMorgan Chase Bank N.A.	12/16/15	2,334
NZD	96,221	USD	63,705	JPMorgan Chase Bank N.A.	12/16/15	(444)
NZD	126,797	USD	82,759	JPMorgan Chase Bank N.A.	12/16/15	605

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	13

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	207,904	USD	141,707	JPMorgan Chase Bank N.A.	12/16/15	$(5,019)
NZD	227,554	USD	148,557	JPMorgan Chase Bank N.A.	12/16/15	1,050
NZD	243,816	USD	160,756	JPMorgan Chase Bank N.A.	12/16/15	(458)
NZD	317,094	USD	212,080	JPMorgan Chase Bank N.A.	12/16/15	(3,604)
NZD	322,915	USD	217,208	JPMorgan Chase Bank N.A.	12/16/15	(4,905)
NZD	514,159	USD	334,878	JPMorgan Chase Bank N.A.	12/16/15	3,159
NZD	665,659	USD	421,728	JPMorgan Chase Bank N.A.	12/16/15	15,915
NZD	691,864	USD	443,331	JPMorgan Chase Bank N.A.	12/16/15	11,541
NZD	734,283	USD	478,940	JPMorgan Chase Bank N.A.	12/16/15	3,820
NZD	748,113	USD	505,198	JPMorgan Chase Bank N.A.	12/16/15	(13,345)
NZD	926,422	USD	593,620	JPMorgan Chase Bank N.A.	12/16/15	15,464
NZD	939,297	USD	595,138	JPMorgan Chase Bank N.A.	12/16/15	22,410
NZD	1,185,071	USD	797,884	JPMorgan Chase Bank N.A.	12/16/15	(18,750)
NZD	1,371,528	USD	889,375	JPMorgan Chase Bank N.A.	12/16/15	12,346
NZD	1,565,495	USD	991,896	JPMorgan Chase Bank N.A.	12/16/15	37,351
SEK	449	USD	55	JPMorgan Chase Bank N.A.	12/16/15	(4)
SEK	3,704	USD	423	JPMorgan Chase Bank N.A.	12/16/15	2
SEK	3,833	USD	461	JPMorgan Chase Bank N.A.	12/16/15	(21)
SEK	6,424	USD	739	JPMorgan Chase Bank N.A.	12/16/15	(2)
SEK	9,133	USD	1,090	JPMorgan Chase Bank N.A.	12/16/15	(42)
SEK	38,518	USD	4,745	JPMorgan Chase Bank N.A.	12/16/15	(325)
SEK	225,447	USD	27,610	JPMorgan Chase Bank N.A.	12/16/15	(1,742)
SEK	225,693	USD	25,798	JPMorgan Chase Bank N.A.	12/16/15	98
SEK	328,881	USD	39,541	JPMorgan Chase Bank N.A.	12/16/15	(1,805)
SEK	466,340	USD	55,662	JPMorgan Chase Bank N.A.	12/16/15	(2,155)
SEK	547,533	USD	62,981	JPMorgan Chase Bank N.A.	12/16/15	(158)
SEK	574,815	USD	67,234	JPMorgan Chase Bank N.A.	12/16/15	(1,281)
SEK	897,327	USD	105,457	JPMorgan Chase Bank N.A.	12/16/15	(2,499)
SEK	1,022,045	USD	120,006	JPMorgan Chase Bank N.A.	12/16/15	(2,738)
SEK	3,777,094	USD	448,996	JPMorgan Chase Bank N.A.	12/16/15	(15,619)
SEK	4,174,181	USD	483,757	JPMorgan Chase Bank N.A.	12/16/15	(4,819)
SEK	4,947,000	USD	588,000	JPMorgan Chase Bank N.A.	12/16/15	(20,390)
SEK	5,074,973	USD	588,000	JPMorgan Chase Bank N.A.	12/16/15	(5,707)
USD	161	AUD	226	JPMorgan Chase Bank N.A.	12/16/15	(2)
USD	508	AUD	713	JPMorgan Chase Bank N.A.	12/16/15	(7)
USD	2,119	AUD	2,931	JPMorgan Chase Bank N.A.	12/16/15	1
USD	3,078	AUD	4,411	JPMorgan Chase Bank N.A.	12/16/15	(109)
USD	4,503	AUD	6,230	JPMorgan Chase Bank N.A.	12/16/15	2
USD	5,676	AUD	8,135	JPMorgan Chase Bank N.A.	12/16/15	(202)
USD	7,462	AUD	10,482	JPMorgan Chase Bank N.A.	12/16/15	(112)
USD	8,646	AUD	12,209	JPMorgan Chase Bank N.A.	12/16/15	(176)
USD	12,737	AUD	17,952	JPMorgan Chase Bank N.A.	12/16/15	(234)
USD	32,526	AUD	45,160	JPMorgan Chase Bank N.A.	12/16/15	(104)
USD	44,605	AUD	63,279	JPMorgan Chase Bank N.A.	12/16/15	(1,117)
USD	45,359	AUD	62,463	JPMorgan Chase Bank N.A.	12/16/15	227
USD	49,667	AUD	69,218	JPMorgan Chase Bank N.A.	12/16/15	(346)

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	50,406	AUD	70,807	JPMorgan Chase Bank N.A.	12/16/15	$(755)
USD	56,959	AUD	79,201	JPMorgan Chase Bank N.A.	12/16/15	(267)
USD	74,045	AUD	101,739	JPMorgan Chase Bank N.A.	12/16/15	534
USD	80,114	AUD	114,161	JPMorgan Chase Bank N.A.	12/16/15	(2,372)
USD	85,311	AUD	117,744	JPMorgan Chase Bank N.A.	12/16/15	236
USD	107,480	AUD	148,369	JPMorgan Chase Bank N.A.	12/16/15	277
USD	129,506	AUD	182,531	JPMorgan Chase Bank N.A.	12/16/15	(2,379)
USD	134,216	AUD	188,284	JPMorgan Chase Bank N.A.	12/16/15	(1,827)
USD	142,963	AUD	200,847	JPMorgan Chase Bank N.A.	12/16/15	(2,157)
USD	178,194	AUD	250,378	JPMorgan Chase Bank N.A.	12/16/15	(2,714)
USD	210,716	AUD	296,361	JPMorgan Chase Bank N.A.	12/16/15	(3,417)
USD	222,748	AUD	313,964	JPMorgan Chase Bank N.A.	12/16/15	(4,103)
USD	434,411	AUD	610,299	JPMorgan Chase Bank N.A.	12/16/15	(6,554)
USD	541,459	AUD	760,797	JPMorgan Chase Bank N.A.	12/16/15	(8,247)
USD	561,448	AUD	783,719	JPMorgan Chase Bank N.A.	12/16/15	(4,820)
USD	582,268	AUD	808,684	JPMorgan Chase Bank N.A.	12/16/15	(2,038)
USD	587,104	AUD	823,298	JPMorgan Chase Bank N.A.	12/16/15	(7,762)
USD	622,454	AUD	894,228	JPMorgan Chase Bank N.A.	12/16/15	(23,661)
USD	719,040	AUD	998,348	JPMorgan Chase Bank N.A.	12/16/15	(2,306)
USD	722,944	AUD	1,013,787	JPMorgan Chase Bank N.A.	12/16/15	(9,557)
USD	971,306	AUD	1,394,819	JPMorgan Chase Bank N.A.	12/16/15	(36,506)
USD	220	CAD	292	JPMorgan Chase Bank N.A.	12/16/15	1
USD	1,933	CAD	2,568	JPMorgan Chase Bank N.A.	12/16/15	10
USD	4,220	CAD	5,636	JPMorgan Chase Bank N.A.	12/16/15	—
USD	5,751	CAD	7,543	JPMorgan Chase Bank N.A.	12/16/15	103
USD	6,554	CAD	8,466	JPMorgan Chase Bank N.A.	12/16/15	215
USD	6,931	CAD	9,199	JPMorgan Chase Bank N.A.	12/16/15	43
USD	11,092	CAD	14,492	JPMorgan Chase Bank N.A.	12/16/15	240
USD	13,071	CAD	17,303	JPMorgan Chase Bank N.A.	12/16/15	114
USD	15,321	CAD	20,327	JPMorgan Chase Bank N.A.	12/16/15	100
USD	19,778	CAD	26,240	JPMorgan Chase Bank N.A.	12/16/15	129
USD	27,970	CAD	37,059	JPMorgan Chase Bank N.A.	12/16/15	220
USD	29,144	CAD	37,919	JPMorgan Chase Bank N.A.	12/16/15	750
USD	49,796	CAD	66,407	JPMorgan Chase Bank N.A.	12/16/15	70
USD	50,448	CAD	66,834	JPMorgan Chase Bank N.A.	12/16/15	403
USD	71,554	CAD	94,638	JPMorgan Chase Bank N.A.	12/16/15	688
USD	94,738	CAD	123,782	JPMorgan Chase Bank N.A.	12/16/15	2,049
USD	133,459	CAD	177,063	JPMorgan Chase Bank N.A.	12/16/15	873
USD	145,179	CAD	190,050	JPMorgan Chase Bank N.A.	12/16/15	2,869
USD	172,640	CAD	230,231	JPMorgan Chase Bank N.A.	12/16/15	241
USD	196,283	CAD	255,483	JPMorgan Chase Bank N.A.	12/16/15	4,976
USD	283,315	CAD	379,109	JPMorgan Chase Bank N.A.	12/16/15	(564)
USD	291,916	CAD	386,900	JPMorgan Chase Bank N.A.	12/16/15	2,203
USD	367,243	CAD	486,210	JPMorgan Chase Bank N.A.	12/16/15	3,165
USD	470,041	CAD	617,972	JPMorgan Chase Bank N.A.	12/16/15	7,299
USD	508,129	CAD	667,827	JPMorgan Chase Bank N.A.	12/16/15	8,056

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	15

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	524,287	CAD	694,667	JPMorgan Chase Bank N.A.	12/16/15	$4,115
USD	587,999	CAD	770,178	JPMorgan Chase Bank N.A.	12/16/15	11,285
USD	588,000	CAD	777,849	JPMorgan Chase Bank N.A.	12/16/15	5,541
USD	627,692	CAD	830,225	JPMorgan Chase Bank N.A.	12/16/15	6,014
USD	632,247	CAD	828,361	JPMorgan Chase Bank N.A.	12/16/15	11,965
USD	658,394	CAD	862,534	JPMorgan Chase Bank N.A.	12/16/15	12,522
USD	766,011	CAD	1,026,839	JPMorgan Chase Bank N.A.	12/16/15	(2,893)
USD	887,958	CAD	1,163,388	JPMorgan Chase Bank N.A.	12/16/15	16,806
USD	932,387	CAD	1,231,751	JPMorgan Chase Bank N.A.	12/16/15	10,044
USD	980,000	CAD	1,283,943	JPMorgan Chase Bank N.A.	12/16/15	18,575
USD	10,187	EUR	9,502	JPMorgan Chase Bank N.A.	12/16/15	142
USD	13,417	EUR	12,334	JPMorgan Chase Bank N.A.	12/16/15	378
USD	14,081	EUR	13,182	JPMorgan Chase Bank N.A.	12/16/15	145
USD	18,672	EUR	17,569	JPMorgan Chase Bank N.A.	12/16/15	99
USD	18,818	EUR	16,592	JPMorgan Chase Bank N.A.	12/16/15	1,277
USD	21,017	EUR	18,366	JPMorgan Chase Bank N.A.	12/16/15	1,601
USD	34,003	EUR	30,014	JPMorgan Chase Bank N.A.	12/16/15	2,273
USD	40,521	EUR	38,014	JPMorgan Chase Bank N.A.	12/16/15	334
USD	49,592	EUR	45,575	JPMorgan Chase Bank N.A.	12/16/15	1,412
USD	50,939	EUR	44,995	JPMorgan Chase Bank N.A.	12/16/15	3,372
USD	53,431	EUR	47,194	JPMorgan Chase Bank N.A.	12/16/15	3,539
USD	63,948	EUR	58,498	JPMorgan Chase Bank N.A.	12/16/15	2,106
USD	67,751	EUR	59,204	JPMorgan Chase Bank N.A.	12/16/15	5,162
USD	71,331	EUR	64,977	JPMorgan Chase Bank N.A.	12/16/15	2,640
USD	73,539	EUR	65,397	JPMorgan Chase Bank N.A.	12/16/15	4,404
USD	75,819	EUR	70,639	JPMorgan Chase Bank N.A.	12/16/15	1,141
USD	76,559	EUR	67,068	JPMorgan Chase Bank N.A.	12/16/15	5,657
USD	81,920	EUR	72,358	JPMorgan Chase Bank N.A.	12/16/15	5,425
USD	93,444	EUR	87,663	JPMorgan Chase Bank N.A.	12/16/15	769
USD	111,085	EUR	100,816	JPMorgan Chase Bank N.A.	12/16/15	4,506
USD	162,805	EUR	144,126	JPMorgan Chase Bank N.A.	12/16/15	10,440
USD	167,963	EUR	150,076	JPMorgan Chase Bank N.A.	12/16/15	9,308
USD	173,206	EUR	155,011	JPMorgan Chase Bank N.A.	12/16/15	9,333
USD	184,687	EUR	162,357	JPMorgan Chase Bank N.A.	12/16/15	13,049
USD	189,312	EUR	167,592	JPMorgan Chase Bank N.A.	12/16/15	12,140
USD	231,957	EUR	218,465	JPMorgan Chase Bank N.A.	12/16/15	1,003
USD	252,996	EUR	226,209	JPMorgan Chase Bank N.A.	12/16/15	13,856
USD	257,065	EUR	228,708	JPMorgan Chase Bank N.A.	12/16/15	15,283
USD	272,498	EUR	257,652	JPMorgan Chase Bank N.A.	12/16/15	118
USD	384,030	EUR	355,770	JPMorgan Chase Bank N.A.	12/16/15	7,922
USD	392,259	EUR	360,598	JPMorgan Chase Bank N.A.	12/16/15	11,047
USD	397,781	EUR	355,991	JPMorgan Chase Bank N.A.	12/16/15	21,439
USD	410,100	EUR	373,569	JPMorgan Chase Bank N.A.	12/16/15	15,176
USD	431,032	EUR	386,241	JPMorgan Chase Bank N.A.	12/16/15	22,712
USD	434,036	EUR	388,624	JPMorgan Chase Bank N.A.	12/16/15	23,196
USD	444,369	EUR	395,813	JPMorgan Chase Bank N.A.	12/16/15	25,929

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	470,081	EUR	441,508	JPMorgan Chase Bank N.A.	12/16/15	$3,334
USD	533,199	EUR	503,681	JPMorgan Chase Bank N.A.	12/16/15	725
USD	583,320	EUR	522,713	JPMorgan Chase Bank N.A.	12/16/15	30,726
USD	644,618	EUR	600,581	JPMorgan Chase Bank N.A.	12/16/15	9,704
USD	921,069	EUR	816,059	JPMorgan Chase Bank N.A.	12/16/15	58,360
USD	1,793,951	EUR	1,607,604	JPMorgan Chase Bank N.A.	12/16/15	94,447
USD	12,146	GBP	7,912	JPMorgan Chase Bank N.A.	12/16/15	229
USD	12,832	GBP	8,370	JPMorgan Chase Bank N.A.	12/16/15	225
USD	17,752	GBP	11,435	JPMorgan Chase Bank N.A.	12/16/15	528
USD	42,530	GBP	28,121	JPMorgan Chase Bank N.A.	12/16/15	173
USD	62,982	GBP	41,026	JPMorgan Chase Bank N.A.	12/16/15	1,187
USD	75,557	GBP	50,115	JPMorgan Chase Bank N.A.	12/16/15	72
USD	148,477	GBP	97,960	JPMorgan Chase Bank N.A.	12/16/15	926
USD	175,906	GBP	115,800	JPMorgan Chase Bank N.A.	12/16/15	1,483
USD	217,440	GBP	144,548	JPMorgan Chase Bank N.A.	12/16/15	(285)
USD	219,319	GBP	142,109	JPMorgan Chase Bank N.A.	12/16/15	5,269
USD	259,136	GBP	168,118	JPMorgan Chase Bank N.A.	12/16/15	5,909
USD	295,981	GBP	191,656	JPMorgan Chase Bank N.A.	12/16/15	7,301
USD	299,356	GBP	197,058	JPMorgan Chase Bank N.A.	12/16/15	2,539
USD	324,329	GBP	209,786	JPMorgan Chase Bank N.A.	12/16/15	8,340
USD	440,200	GBP	287,627	JPMorgan Chase Bank N.A.	12/16/15	6,963
USD	444,271	GBP	288,281	JPMorgan Chase Bank N.A.	12/16/15	10,050
USD	567,867	GBP	372,690	JPMorgan Chase Bank N.A.	12/16/15	6,505
USD	584,251	GBP	381,322	JPMorgan Chase Bank N.A.	12/16/15	9,887
USD	588,639	GBP	381,917	JPMorgan Chase Bank N.A.	12/16/15	13,379
USD	669,401	GBP	434,820	JPMorgan Chase Bank N.A.	12/16/15	14,456
USD	703,733	GBP	457,704	JPMorgan Chase Bank N.A.	12/16/15	14,320
USD	786,906	GBP	515,270	JPMorgan Chase Bank N.A.	12/16/15	10,784
USD	788,473	GBP	518,455	JPMorgan Chase Bank N.A.	12/16/15	7,554
USD	838,647	GBP	536,537	JPMorgan Chase Bank N.A.	12/16/15	30,492
USD	848,253	GBP	553,192	JPMorgan Chase Bank N.A.	12/16/15	15,011
USD	881,677	GBP	574,870	JPMorgan Chase Bank N.A.	12/16/15	15,783
USD	3,648,764	GBP	2,373,135	JPMorgan Chase Bank N.A.	12/16/15	74,245
USD	1,578	JPY	189,274	JPMorgan Chase Bank N.A.	12/16/15	39
USD	1,741	JPY	210,973	JPMorgan Chase Bank N.A.	12/16/15	26
USD	3,038	JPY	364,439	JPMorgan Chase Bank N.A.	12/16/15	76
USD	4,469	JPY	537,863	JPMorgan Chase Bank N.A.	12/16/15	97
USD	7,707	JPY	921,129	JPMorgan Chase Bank N.A.	12/16/15	219
USD	16,764	JPY	2,003,662	JPMorgan Chase Bank N.A.	12/16/15	476
USD	51,920	JPY	6,240,843	JPMorgan Chase Bank N.A.	12/16/15	1,188
USD	78,902	JPY	9,394,120	JPMorgan Chase Bank N.A.	12/16/15	2,536
USD	80,571	JPY	9,697,065	JPMorgan Chase Bank N.A.	12/16/15	1,743
USD	90,040	JPY	10,828,547	JPMorgan Chase Bank N.A.	12/16/15	2,014
USD	101,862	JPY	12,303,327	JPMorgan Chase Bank N.A.	12/16/15	1,847
USD	163,493	JPY	19,641,672	JPMorgan Chase Bank N.A.	12/16/15	3,824
USD	243,164	JPY	28,737,180	JPMorgan Chase Bank N.A.	12/16/15	9,556

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	17

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	251,843	JPY	31,026,096	JPMorgan Chase Bank N.A.	12/16/15	$(371)
USD	257,078	JPY	31,576,639	JPMorgan Chase Bank N.A.	12/16/15	388
USD	273,884	JPY	32,966,991	JPMorgan Chase Bank N.A.	12/16/15	5,893
USD	308,748	JPY	37,304,029	JPMorgan Chase Bank N.A.	12/16/15	5,500
USD	324,820	JPY	39,973,924	JPMorgan Chase Bank N.A.	12/16/15	(132)
USD	527,836	JPY	62,793,226	JPMorgan Chase Bank N.A.	12/16/15	17,384
USD	552,187	JPY	67,948,801	JPMorgan Chase Bank N.A.	12/16/15	(175)
USD	683,230	JPY	81,934,560	JPMorgan Chase Bank N.A.	12/16/15	17,176
USD	799,308	JPY	98,605,911	JPMorgan Chase Bank N.A.	12/16/15	(2,269)
USD	816,997	JPY	97,862,676	JPMorgan Chase Bank N.A.	12/16/15	21,462
USD	822,566	JPY	99,680,482	JPMorgan Chase Bank N.A.	12/16/15	12,254
USD	224	NOK	1,817	JPMorgan Chase Bank N.A.	12/16/15	15
USD	1,729	NOK	14,985	JPMorgan Chase Bank N.A.	12/16/15	5
USD	1,889	NOK	15,506	JPMorgan Chase Bank N.A.	12/16/15	105
USD	2,312	NOK	18,771	JPMorgan Chase Bank N.A.	12/16/15	152
USD	3,014	NOK	25,988	JPMorgan Chase Bank N.A.	12/16/15	24
USD	3,462	NOK	28,669	JPMorgan Chase Bank N.A.	12/16/15	164
USD	3,655	NOK	31,681	JPMorgan Chase Bank N.A.	12/16/15	10
USD	4,461	NOK	36,947	JPMorgan Chase Bank N.A.	12/16/15	211
USD	4,915	NOK	40,523	JPMorgan Chase Bank N.A.	12/16/15	253
USD	5,741	NOK	47,468	JPMorgan Chase Bank N.A.	12/16/15	280
USD	6,372	NOK	54,946	JPMorgan Chase Bank N.A.	12/16/15	51
USD	8,465	NOK	69,399	JPMorgan Chase Bank N.A.	12/16/15	481
USD	19,523	NOK	160,270	JPMorgan Chase Bank N.A.	12/16/15	1,085
USD	63,645	NOK	531,245	JPMorgan Chase Bank N.A.	12/16/15	2,530
USD	232,304	NOK	1,969,807	JPMorgan Chase Bank N.A.	12/16/15	5,695
USD	312,700	NOK	2,586,292	JPMorgan Chase Bank N.A.	12/16/15	15,170
USD	437,539	NOK	3,776,305	JPMorgan Chase Bank N.A.	12/16/15	3,109
USD	495,461	NOK	4,167,293	JPMorgan Chase Bank N.A.	12/16/15	16,051
USD	588,000	NOK	5,074,555	JPMorgan Chase Bank N.A.	12/16/15	4,218
USD	1,417	NZD	2,116	JPMorgan Chase Bank N.A.	12/16/15	26
USD	11,055	NZD	16,912	JPMorgan Chase Bank N.A.	12/16/15	(63)
USD	32,873	NZD	51,568	JPMorgan Chase Bank N.A.	12/16/15	(1,031)
USD	39,569	NZD	60,381	JPMorgan Chase Bank N.A.	12/16/15	(129)
USD	263,384	NZD	416,531	JPMorgan Chase Bank N.A.	12/16/15	(10,467)
USD	265,993	NZD	425,425	JPMorgan Chase Bank N.A.	12/16/15	(13,706)
USD	266,205	NZD	398,318	JPMorgan Chase Bank N.A.	12/16/15	4,328
USD	437,478	NZD	692,661	JPMorgan Chase Bank N.A.	12/16/15	(17,918)
USD	581,701	NZD	920,908	JPMorgan Chase Bank N.A.	12/16/15	(23,757)
USD	969,748	NZD	1,534,848	JPMorgan Chase Bank N.A.	12/16/15	(39,350)
USD	19	SEK	161	JPMorgan Chase Bank N.A.	12/16/15	—
USD	163	SEK	1,383	JPMorgan Chase Bank N.A.	12/16/15	4
USD	392	SEK	3,312	JPMorgan Chase Bank N.A.	12/16/15	12
USD	649	SEK	5,469	JPMorgan Chase Bank N.A.	12/16/15	21
USD	710	SEK	5,888	JPMorgan Chase Bank N.A.	12/16/15	34
USD	1,005	SEK	8,722	JPMorgan Chase Bank N.A.	12/16/15	4

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,226	SEK	10,084	JPMorgan Chase Bank N.A.	12/16/15	$69
USD	12,497	SEK	103,670	JPMorgan Chase Bank N.A.	12/16/15	602
USD	13,993	SEK	118,695	JPMorgan Chase Bank N.A.	12/16/15	374
USD	20,023	SEK	169,111	JPMorgan Chase Bank N.A.	12/16/15	620
USD	29,109	SEK	241,396	JPMorgan Chase Bank N.A.	12/16/15	1,412
USD	44,835	SEK	377,227	JPMorgan Chase Bank N.A.	12/16/15	1,553
USD	50,254	SEK	413,410	JPMorgan Chase Bank N.A.	12/16/15	2,820
USD	75,524	SEK	657,258	JPMorgan Chase Bank N.A.	12/16/15	112
USD	132,147	SEK	1,079,459	JPMorgan Chase Bank N.A.	12/16/15	8,291
USD	299,920	SEK	2,528,211	JPMorgan Chase Bank N.A.	12/16/15	9,837
USD	310,368	SEK	2,698,788	JPMorgan Chase Bank N.A.	12/16/15	714
USD	356,337	SEK	2,933,316	JPMorgan Chase Bank N.A.	12/16/15	19,773
USD	588,000	SEK	4,931,169	JPMorgan Chase Bank N.A.	12/16/15	22,207
USD	661,852	SEK	5,550,929	JPMorgan Chase Bank N.A.	12/16/15	24,949
USD	699,395	SEK	5,762,688	JPMorgan Chase Bank N.A.	12/16/15	38,195
USD	759,511	SEK	6,248,233	JPMorgan Chase Bank N.A.	12/16/15	42,600
USD	1,564,256	SEK	13,161,085	JPMorgan Chase Bank N.A.	12/16/15	54,177
EUR	121,000	USD	130,317	Bank of America N.A.	1/22/16	(2,257)
USD	794,987	EUR	710,000	Bank of America N.A.	1/22/16	43,561
USD	980,470	EUR	910,350	Bank of America N.A.	2/12/16	16,447
Total						$153,709

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index[1]	Call	12/16/15	USD	42.50	137	$685
CBOE Volatility Index	Call	12/16/15	USD	25.00	68	1,870
Global Eagle Entertainment, Inc.	Call	12/18/15	USD	15.00	20	150
Guggenheim S&P 500 Pure Value ETF	Call	12/18/15	USD	50.00	4	4,000
PowerShares QQQ Trust, Series 1 ETF	Call	12/18/15	USD	110.00	48	22,248
ProShares Short VIX Short-Term Futures ETF[1]	Call	12/18/15	USD	110.00	26	130
Vanguard Total Bond Market ETF	Call	12/18/15	USD	82.00	64	640
iShares Core U.S. Credit Bond ETF	Call	1/15/16	USD	110.00	2	190
Aetna, Inc.	Call	1/15/16	USD	130.00	1	14
Air Products and Chemicals, Inc.	Call	1/15/16	USD	140.00	16	4,800
ArcelorMittal SA — ADR	Call	1/15/16	USD	12.00	100	400
ArcelorMittal SA — ADR	Call	1/15/16	USD	16.00	100	400
CIGNA Corp.	Call	1/15/16	USD	155.00	3	90
CIGNA Corp.	Call	1/15/16	USD	140.00	2	520
Daktronics, Inc.	Call	1/15/16	USD	10.00	56	3,080
iShares 3-7 Year Treasury Bond ETF	Call	1/15/16	USD	124.00	8	320
iShares MSCI Brazil Capped ETF	Call	1/15/16	USD	33.00	50	300
ProShares Short VIX Short-Term Futures ETF	Call	1/15/16	USD	110.00	120	600
ProShares UltraShort Lehman 20+ Year ETF	Call	1/15/16	USD	60.00	41	697
Vanguard Consumer Staples ETF	Call	1/15/16	USD	128.00	75	15,375
Vanguard Intermediate-Term Bond ETF	Call	1/15/16	USD	85.00	2	150
Wal-Mart Stores, Inc.	Call	1/15/16	USD	65.00	416	2,704
Forestar Group, Inc.	Call	2/19/16	USD	17.50	55	1,375

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	19

Consolidated Schedule of Investments (continued)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell Mid-Cap Value Index ETF	Call	2/19/16	USD	75.00	168	$8,400
Kindred Healthcare, Inc.	Call	2/19/16	USD	17.50	4	80
Market Vectors Semiconductor ETF	Call	2/19/16	USD	55.00	3	600
Omega Protein Corp.	Call	2/19/16	USD	22.50	13	4,550
PIMCO Total Return Active ETF	Call	2/19/16	USD	107.00	57	3,990
Vanguard Intermediate-Term Corporate Bond ETF	Call	2/19/16	USD	85.00	4	4,000
Intelsat SA	Call	3/18/16	USD	12.50	50	1,000
Southwestern Energy Co.	Call	3/18/16	USD	18.00	13	299
Clovis Oncology, Inc.	Call	4/15/16	USD	30.00	5	3,525
Daktronics, Inc.	Call	4/15/16	USD	10.00	12	600
John Bean Technologies Corp.	Call	4/15/16	USD	50.00	5	2,550
Teva Pharmaceutical Industries Ltd. — ADR	Put	12/04/15	USD	61.00	10	280
Guggenheim S&P 500 Pure Value ETF	Put	12/18/15	USD	50.00	4	4,000
Vanguard Total Bond Market ETF	Put	12/18/15	USD	81.00	60	3,600
S&P 500 Index	Put	12/19/15	USD	2,100.00	30	103,050
S&P 500 Index	Put	12/19/15	USD	2,030.00	30	35,250
SPDR S&P 500 ETF Trust	Put	12/31/15	USD	181.00	31	573
Air Products and Chemicals, Inc.	Put	1/15/16	USD	130.00	16	3,920
Avago Technologies Ltd.	Put	1/15/16	USD	125.00	1	660
Crown Castle International Corp.	Put	1/15/16	USD	70.00	5	125
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	1/15/16	USD	19.00	217	46,004
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	1/15/16	USD	22.00	117	51,480
iPath S&P 500 VIX Short-Term Futures ETN[1]	Put	1/15/16	USD	20.00	87	24,577
iShares 3-7 Year Treasury Bond ETF	Put	1/15/16	USD	123.00	22	1,760
iShares Core U.S. Credit Bond ETF	Put	1/15/16	USD	107.00	4	620
iShares U.S. Preferred Stock ETF	Put	1/15/16	USD	38.00	136	2,720
Vanguard Intermediate-Term Bond ETF	Put	1/15/16	USD	83.00	2	190
Apple Inc.	Put	2/19/16	USD	115.00	4	1,748
Maiden Holdings Ltd.	Put	2/19/16	USD	12.50	6	150
Vanguard Intermediate-Term Corporate Bond ETF	Put	2/19/16	USD	83.00	4	4,000
BioTime, Inc.	Put	3/18/16	USD	5.00	34	6,290
Dycom Industries, Inc.	Put	3/18/16	USD	50.00	17	3,570
Intelsat SA	Put	3/18/16	USD	5.00	10	1,025
Kinder Morgan, Inc.	Put	3/18/16	USD	20.00	15	1,073
Southwestern Energy Co.	Put	3/18/16	USD	8.00	15	1,575
Vanguard Total Bond Market ETF	Put	3/18/16	USD	81.00	4	440
SPDR S&P 500 ETF Trust	Put	3/31/16	USD	155.00	89	5,696
Clovis Oncology, Inc.	Put	4/15/16	USD	30.00	5	3,500
Crown Castle International Corp.	Put	4/15/16	USD	60.00	7	350
iShares 3-7 Year Treasury Bond ETF	Put	4/15/16	USD	123.00	5	750
iShares 3-7 Year Treasury Bond ETF	Put	4/15/16	USD	122.00	2	240
Tyson Foods, Inc.	Put	4/15/16	USD	30.00	5	125
Kindred Healthcare, Inc.	Put	5/20/16	USD	12.50	10	1,600
Kindred Healthcare, Inc.	Put	5/20/16	USD	10.00	8	720
Restoration Hardware Holdings, Inc.	Put	5/20/16	USD	80.00	20	10,400
BioTime, Inc.	Put	6/17/16	USD	2.50	231	8,085
BioTime, Inc.	Put	6/17/16	USD	5.00	41	8,405
Southwestern Energy Co.	Put	6/17/16	USD	7.00	40	4,240
Freeport-McMoRan, Inc.	Put	1/20/17	USD	8.00	110	23,870
Seadrill Ltd.	Put	1/20/17	USD	5.00	500	87,500

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Seadrill Ltd.	Put	1/20/17	USD	8.00	100	$35,000
Total						$579,493

[1]	All or a portion of security is held by a wholly owned subsidiary.

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
BioTime, Inc.	Call	12/18/15	USD	5.00	89	$(445)
PowerShares Exchange-Traded Fund Trust II1	Call	12/18/15	USD	45.00	2	(162)
Eastman Kodak Co.	Call	1/15/16	USD	17.50	4	(100)
Applied DNA Sciences, Inc.	Call	3/18/16	USD	2.50	25	(3,750)
BioTime, Inc.	Call	3/18/16	USD	5.00	44	(1,100)
BioTime, Inc.	Call	3/18/16	USD	2.50	67	(8,375)
Direxion Daily Gold Miners Index Bear 3X Shares	Call	3/18/16	USD	13.00	14	(11,130)
Applied DNA Sciences, Inc.	Call	6/17/16	USD	5.00	99	(4,207)
S&P 500 Index	Put	12/19/15	USD	2,065.00	60	(121,800)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	1/15/16	USD	81.00	33	(2,492)
Total						$(153,561)

[1]	All or a portion of security is held by a wholly owned subsidiary.

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 22 Version 1	1.00%	6/20/19	USD	1,300	$(3,321)
CDX.NA.IG Series 23 Version 1	1.00%	12/20/19	USD	10,000	30,981
Total					$27,660

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.76%[1]	3-month LIBOR	3/12/20	USD	3,000	$(46,728)
2.02%[1]	3-month LIBOR	3/12/22	USD	2,000	(42,185)
2.33%[1]	3-month LIBOR	7/30/25	USD	450	(12,936)
Total					$(101,849)

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	$(4,449)	$210	$(4,659)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	400	99,974	(36,118)	136,092
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	9/20/19	USD	275	217,757	52,796	164,961
Windstream Corp.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	550	40,409	(45,269)	85,678
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	(7,540)	3,113	(10,653)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	21

Consolidated Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telefonica SA	1.00%	Barclays Bank PLC	3/20/20	EUR	500	(4,040)	(3,935)	(105)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	3/20/20	EUR	308	80,573	(7,554)	88,127
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	500	10,595	22,339	(11,744)
Portugal Telecom International Finance BV	5.00%	Bank of America N.A.	6/20/20	EUR	205	54,726	(1,985)	56,711
Rallye SA AG	5.00%	JPMorgan Chase Bank N.A.	6/20/20	EUR	225	19,578	(25,667)	45,245
Windstream Corp.	5.00%	Bank of America N.A.	6/20/20	USD	100	12,084	(1,430)	13,514
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	300	36,020	24,944	11,076
Credit Suisse Group	1.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	267	(3,345)	(2,569)	(776)
ArcelorMittal	1.00%	Barclays Bank PLC	12/20/20	EUR	108	25,493	20,086	5,407
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	118	9,123	9,769	(646)
Republic of Chile	1.00%	Barclays Bank PLC	12/20/20	USD	271	2,479	3,626	(1,147)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	89	(11,385)	(7,493)	(3,892)
Total						$578,052	$4,863	$573,189

OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Realogy Group LLC	5.00%	Bank of America N.A.	9/20/19	B	USD	400	$56,474	$26,374	$30,100
Deutsche Telekom International Finance BV	1.00%	Barclays Bank PLC	12/20/19	BBB+	EUR	602	19,345	9,292	10,053
UBS AG	1.00%	Morgan Stanley & Co. International PLC	9/20/20	Not Rated	EUR	267	(2,053)	4,760	(6,813)
First Data Corp.	5.00%	Morgan Stanley & Co. International PLC	12/20/20	B	USD	344	24,987	19,459	5,528
Tenet Healthcare Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	CCC+	USD	237	(2,749)	(4,314)	1,565
Total							$96,004	$55,571	$40,433

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Nortel Networks Corp.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	4/08/16	USD	1,200	$(131,696)	—	$(131,696)
Nortel Networks Ltd.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	4/08/16	USD	2,500	(368,252)	—	(368,252)
Total						$(499,948)	—	$(499,948)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

22	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Consolidated Schedule of Investments (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$8,349,599	—	$8,349,599
Common Stocks[1]	$3,838,236	1,275	—	3,839,511
Corporate Bonds[1]	—	12,613,306	—	12,613,306
Floating Rate Loan Interests[1]	—	2,462,270	$2,681,472	5,143,742
Investment Companies	21,349,874	—	—	21,349,874
Non-Agency Mortgage-Backed Securities	—	6,389,449	—	6,389,449
Preferred Securities	1,741,597	582,760	204,815	2,529,172
U.S. Government Sponsored Agency Securities	—	2,274,861	—	2,274,861
Warrants[1]	1,244,390	—	—	1,244,390
Short-Term Securities	27,430,945	—	—	27,430,945
Options Purchased:
Equity Contracts	579,493	—	—	579,493
Liabilities:
Investments Sold Short[1]	(10,924,940)	(249,067)	—	(11,174,007)

Total	$45,259,595	$32,424,453	$2,886,287	$80,570,335

[1] See above Consolidated Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$685,038	—	$685,038
Equity contracts	$82,141	—	—	82,141
Foreign currency exchange contracts	—	1,490,306	—	1,490,306
Interest rate contracts	82,853	—	—	82,853
Liabilities:
Credit contracts	—	(43,756)	—	(43,756)
Equity contracts	(216,128)	(499,948)	—	(716,076)
Foreign currency exchange contracts	—	(1,336,597)	—	(1,336,597)
Interest rate contracts	(71,745)	(101,849)	—	(173,594)

Total	$(122,879)	$193,194	—	$70,315

[1]

Derivative financial instruments are financial futures contracts, forward foreign currency exchange contracts, swaps and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015	23

Consolidated Schedule of Investments (concluded)

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of November 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,646,208	—	—	$10,646,208
Foreign currency at value	764,381	—	—	764,381
Cash pledged for financial futures contracts	1,011,139	—	—	1,011,139
Cash held for investments sold short	10,458,160	—	—	10,458,160
Cash pledged for centrally cleared swaps	310,993	—	—	310,993
Due from broker	604,097	—	—	604,097
Cash pledged as collateral for OTC derivatives	1,915,961	—	—	1,915,961
Bank overdraft	—	$(62,000)	—	(62,000)
Due to broker	—	(673,399)	—	(673,399)

Total	$25,710,939	$(735,399)	—	$24,975,540

During the period ended November 30, 2015, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$103,118	$2,943,670	$207,905	$3,254,693
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	4,218	—	4,218
Net realized gain (loss)	(78,232)	(5,854)	—	(84,086)
Net change in unrealized appreciation (depreciation)[1]	52,341	(22,320)	(3,090)	26,931
Purchases	—	60,076	—	60,076
Sales	(77,227)	(298,318)	—	(375,545)
Closing Balance, as of November 30, 2015	—	$2,681,472	$204,815	$2,886,287

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[1]	—	$(22,320)	$(3,090)	$(25,410)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $205,461.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$2,680,826	Discounted Cash Flow	Internal Rate of Return[1]	9.50%

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

24	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: January 22, 2016